Stock-Based Compensation - Schedule of Options Outstanding (Detail) shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Beginning balance	23	25
Number of options, Granted	3	3
Number of options, Exercised	(4)	(3)
Number of options' Expired	0	(1)
Number of options' Forfeited	(1)	(1)
Number of options, Ending balance | shares	21	23
Number of options, Exercisable, Ending balance	5	9
Weighted average exercise price, Beginning balance	$ 20.29	$ 20.45
Weighted average exercise price, Granted	22.62	24.52
Weighted average exercise price, Exercised	18.79	17.77
Weighted average exercise price, Expired	18.88	37.35
Weighted average exercise price, Forfeited	23.41	21.24
Weighted average exercise price, Ending balance	20.91	20.29
Weighted average exercise price, Exercisable, Ending balance	$ 17.56	$ 18.08